1933 Act
                                                                     Rule 497(j)

                                                                     May 1, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:  Phoenix Life Variable Universal Life Account
     Phoenix Life Insurance Company
     Registration Nos. 033-23251 and 811-4721

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A, B and C) that would have been filed under rule 497(b) did not differ from that contained in the most recent registration statement for the Registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on April 29, 2002.

Please call the undersigned at 860.403.5788 if you have any questions concerning this filing.

                                            Very truly yours,


                                            /s/ Richard J. Wirth
                                            ---------------------------
                                            Richard J. Wirth, Counsel
                                            Phoenix Life Insurance Company